Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 538,476	$ 215,520
Short-term investments	2,341	3,415
Accounts receivable (note 3) (note 4)	27,143	24,065
Loans to affiliate (note 3)	75,041	219,649
Prepaid expenses	39,021	39,731
Gross investment in lease	21,891	37,783
Fair value of financial instruments (note 16)	11,451	0
Total current assets	715,364	540,163
Vessels (note 5)	5,013,189	5,278,348
Deferred charges (note 6)	71,898	57,299
Goodwill	75,321	75,321
Other assets	114,970	89,056
Fair value of financial instruments (note 16)	0	33,632
Total assets	5,990,742	6,073,819
Current liabilities:
Accounts payable and accrued liabilities	74,024	76,386
Current portion of deferred revenue (note 7)	28,184	22,199
Current portion of long-term debt (note 8)	428,245	285,783
Current portion of other long-term liabilities (note 9)	46,834	38,173
Fair value of financial instruments (note 16)	28,754	1,260
Total current liabilities	606,041	423,801
Deferred revenue (note 7)	1,918	2,730
Long-term debt (note 8)	2,653,745	3,072,058
Other long-term liabilities (note 9)	662,823	462,161
Fair value of financial instruments (note 16)	269,024	336,886
Share capital (note 10):
Common and preferred shares	1,384	1,223
Treasury shares	(367)	(356)
Additional paid in capital	2,577,357	2,266,661
Deficit	(753,785)	(460,425)
Accumulated other comprehensive loss	(27,398)	(30,920)
Total shareholders' equity	1,797,191	1,776,183
Total liabilities and shareholders' equity	5,990,742	6,073,819
Commitments and contingencies (note 14)	0	0
Subsequent events (note 17)	$ 0	$ 0